Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000756913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 20, 2011
Prospectus Date	rr_ProspectusDate	May 02, 2011
Supplement [Text Block]	jht756913_SupplementTextBlock
John Hancock Variable Insurance Trust
Supplement dated December 19, 2011
to the Prospectus dated May 2, 2011
Core Balanced Strategy Trust
Core Allocation Trust
Core Disciplined Diversification Trust
Core Balanced Trust
Balanced Trust
Large Cap Trust
   Fund Reorganizations
On December 16, 2011, the Board of Trustees of John Hancock Variable Insurance Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the following reorganizations:

Acquired Fund	Acquiring Fund
Core Balanced Strategy Trust	Core Strategy Trust
Core Allocation Trust	Lifestyle Growth Trust
Core Disciplined Diversification Trust	Lifestyle Growth Trust
Core Balanced Trust	Lifestyle Growth Trust
Balanced Trust	Lifestyle Growth Trust
Large Cap Trust	U.S. Equity Trust
A meeting of the shareholders of each Acquired Fund has been scheduled for Tuesday, April 17, 2012 to seek approval of the respective reorganization. Subject to regulatory and shareholder approval, each reorganization is scheduled to occur immediately after the close of business on Friday, April 27, 2012.

Large Cap Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jht756913_SupplementTextBlock	In addition, on January 19, 2012, Grantham, Mayo, Van Otterloo & Co., LLC (“GMO”), the subadviser to the U.S. Equity Trust, will replace UBS Global Asset Management (Americas) Inc. as the subadviser to the Large Cap Trust.
Examples	rr_ExpenseExampleAbstract
Supplement Strategy [Text Block]	jht756913_SupplementStrategyTextBlock	In connection with this change, effective January 19, 2012, the investment policies of the Large Cap Trust are amended and restated as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies tied economically to the U.S. The fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the Russell 1000 Index. As of October 31, 2011, the market capitalization range of the Russell 1000 Index was $877 million to $385 billion.

In general, the fund emphasizes large capitalization stocks, but it may also invest up to 20% of its net assets (plus any borrowings for investment purposes) in equity securities of small and medium capitalization companies and/or the securities of foreign companies in developed countries. Investments in equity securities may include dividend-paying securities, common stock and preferred stock, IPOs, ETFs, equity index futures, shares of investment companies, convertible securities, warrants and rights. For purposes of the fund, ETFs and index futures are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF or underlying index.

In managing the fund, the subadviser uses active investment management methods, which means that equities are bought and sold according to the subadviser’s evaluation of companies’ published financial information, securities’ prices, equity and bond markets, and the overall economy.

In selecting equities for the fund, the subadviser may use a combination of quantitative and qualitative investment methods to identify equities that the subadviser believes present positive return potential relative to other equities. Some of these methods evaluate individual equities or a group of equities (e.g., equities of companies in a particular industry) based on the ratio of their price to historical financial information, including book value, cash flow and earnings, and forecasted financial information provided by industry analysts. The subadviser may compare these ratios to industry or market averages in assessing the relative attractiveness of an equity or a group of equities. Other methods used by the subadviser focus on evaluating patterns of price movement or volatility of an equity or group of equities relative to the fund’s investment universe. The subadviser also may adjust the fund’s portfolio for factors such as position size, industry and sector exposure, and market capitalization.

Financial Services Trust | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK FINANCIAL SERVICES TRUST
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect contractual changes to the Advisory Agreement.
Examples	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the these assumptions your costs would be:
Financial Services Trust | Prospectus Series I, Series II and Series NAV Shares | Series I
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Series I
Management Fee	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series I
Year 1	rr_ExpenseExampleYear01	91
Year 3	rr_ExpenseExampleYear03	284
Year 5	rr_ExpenseExampleYear05	493
Year 10	rr_ExpenseExampleYear10	1,096
Financial Services Trust | Prospectus Series I, Series II and Series NAV Shares | Series II
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Series II
Management Fee	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series II
Year 1	rr_ExpenseExampleYear01	111
Year 3	rr_ExpenseExampleYear03	347
Year 5	rr_ExpenseExampleYear05	601
Year 10	rr_ExpenseExampleYear10	1,329
Financial Services Trust | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Series NAV
Management Fee	rr_ManagementFeesOverAssets	0.78%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
Examples	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Series NAV
Year 1	rr_ExpenseExampleYear01	86
Year 3	rr_ExpenseExampleYear03	268
Year 5	rr_ExpenseExampleYear05	466
Year 10	rr_ExpenseExampleYear10	1,037

[1]	The management fee has been restated to reflect contractual changes to the Advisory Agreement.